Net Investment Income	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Net Investment Income
31	NET INVESTMENT INCOME
Net investment income for the fiscal years ended March 31, 2025, 2024 and 2023 consisted of the following:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023
	(In millions)
Net loss from disposal of debt instruments		¥(45,357)		¥(85,823)		¥(89,150)
Dividend income		124,326		115,667		104,761

Total net investment income		¥78,969		¥29,844		¥15,611

Dividend income from equity instruments at fair value through other comprehensive income which were derecognized during the fiscal years ended March 31, 2025, 2024 and 2023 were ¥4,708 million, ¥5,015 million and ¥1,150 million, respectively.